Segment Information (Details) - Schedule of Reportable Segments	6 Months Ended
Sep. 30, 2024
Investment banking services [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing capital raising, debt financing, secondary offerings and financial advisory services
Investment Banking Services One [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing corporate consultancy services
Wealth management services [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
Wealth Management Services One [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing investment advisory services
Asset management services [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing asset management services for asset management fee, performance fee and fund subscription fee
Virtual assets services [Member]
Segment Reporting Information [Line Items]
Reportable segments	Providing services for virtual assets trading, virtual assets spot ETFs subscription and redemption